Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation
%

Office furniture and equipment	6- 15
Computers and electronic equipment	14- 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule Of Assumptions Used

	Year ended December 31,
	2010	2011	2012

Volatility	56.5%	59.4%	63.6%
Risk-free interest rate	1.45%	1.40%	0.54%
Dividend yield	0%	0%	0%
Expected term	4.47 years	4.21 years	4.13 years
Average Forfeiture rate	13%	19%	18%

Schedule Of Allocation Of Share-Based Compensation

	Year ended December 31,
	2010	2011	2012

Cost of goods sold	$231	$156	$143
Research and development	413	262	245
Sales and marketing	388	411	279
General and administrative	735	842	271

Equity-based compensation expenses	$1,767	$1,671	$938

Schedule Of Warranties

	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$1,274	$1,100	$481
Warranties issued during the year	991	372	202
Settlements/adjustments made during the year	(1,165)	(991)	(479)

Balance at the end of the year	$1,100	$481	$204

Schedule Of Fair Value Of Financial Instruments
	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Foreign currency forwards	$-	$1,002	$-	$1,002

Total financial assets	$-	$1,002	$-	$1,002

Liabilities:

Foreign currency forwards	$-	$158	$-	$158

Total financial liabilities	$-	$158	$-	$158

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

Schedule Of Derivative Instruments

		December 31,
	Balance sheet location	2011	2012
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$16	$-
Foreign exchange forward contracts		-	997

		$16	$997
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(1,033)	$-
Foreign exchange forward contracts		(1,657)	(158)

		$(2,690)	$(158)

Derivatives assets (liabilities), net		$(2,674)	$839

Schedule Of Cash Flow Derivatives On Income And Other Comprehensive Income

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2010	2011	2012
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$662	$(1,177)	$240
Foreign exchange forward contracts	2,428	(1,229)	1,153

	$3,090	$(2,406)	$1,393

Schedule Of Change In Other Comprehensive Income (Loss) On Cash Flow Hedges

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$839

Schedule Of Derivative Gains (Losses) Reclassified To Comprehensive Income Loss

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location	2010	2011	2012
		effective	effective	effective	ineffective
Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales, operating expenses and financial (expenses) income	$175	$273	$-	$(777)
Foreign exchange forward contracts	Cost of sales, operating expenses and financial (expenses) income	2,441	2,591	(1,193)	(150)

		$2,616	$2,864	$(1,193)	$(927)

Schedule Of Restructuring

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2011	$141	$462	$298	$27	$928
Charges	1,477	(462)	1,580	763	3,358
Cash outlays	(893)	-	(941)	(214)	(2,048)

Balance as of December 31, 2011	725	-	937	576	2,238
Sorting of long term components			547		547
Cash outlays	(697)	-	(630)	(461)	(1,788)

Balance as of December 31, 2012	$28	$-	$854	$115	$997